Commonwealth Australia/New Zealand Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS ( 99.73% ) Shares Fair Value
Australia ( 34.04% )
Biotech ( 3.35% )
CSL Ltd. 2,500 $ 509,053
Building Construction ( 1.30% )
Lendlease Group 27,400 198,507
Containers & Packaging ( 2.34% )
Brambles Ltd. 44,265 356,283
Environmental & Facilities Services ( 1.56% )
Cleanaway Waste Management
Ltd. 123,329 237,597
Food & Drug Stores ( 4.25% )
Coles Group Ltd. 49,061 646,163
Gas Utilities ( 2.15% )
APA Group 40,000 327,981
Health Care Facilities ( 2.43% )
Ramsay Health Care Ltd. 7,500 370,521
Health Care Services ( 4.50% )
Sonic Healthcare Ltd. 28,382 683,497
Integrated Electric Utilities ( 1.81% )
Origin Energy Ltd. 65,776 276,157
Internet Media & Services ( 1.36% )
Webjet Ltd.
(a)
57,000 207,689
IT Services ( 0.40% )
Appen Ltd. 15,000 61,504
Logistics Services ( 1.97% )
Qube Holdings Ltd. 153,645 298,866
Medical Devices ( 1.98% )
Cochlear Ltd. 2,000 301,460
Retail REITs ( 1.48% )
Scentre Group Ltd. 110,000 225,421
Steel Producers ( 0.60% )
Vulcan Steel Ltd. 15,000 92,065
Wireless Telecommunications ( 2.56% )
Telstra Corp. Ltd. 142,899 390,552
Total Australia 5,183,316
New Zealand ( 65.69% )
Alcoholic Beverages ( 1.02% )
Delegat Group Ltd. 21,456 155,274
Application Software ( 1.17% )
Xero Ltd.
(a)
2,700 177,876

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (99.73%) - (continued) Shares Fair Value
New Zealand ( 65.69%)
Courier Services ( 4.41% )
Freightways Ltd. 103,540 $ 672,320
Flow Control Equipment ( 3.48% )
Skellerup Holdings Ltd. 150,000 530,484
Food & Drug Stores ( 1.03% )
Green Cross Health Ltd. 181,796 156,532
Health Care Facilities ( 2.44% )
Ryman Healthcare Ltd. 40,000 233,891
Summerset Group Holdings Ltd. 20,399 137,470
371,361
Health Care Supply Chain ( 0.70% )
AFT Pharmaceuticals Ltd.
(a)
46,000 106,939
Home Products Stores ( 4.24% )
Briscoe Group Ltd. 183,520 645,868
Life Science & Diagnostics ( 2.59% )
Pacific Edge Ltd.
(a)
800,000 394,165
Lodging ( 2.72% )
Millennium & Copthorne Hotels
New Zealand Ltd. 300,000 413,902
Logistics Services ( 6.38% )
Mainfreight Ltd. 20,000 971,225
Measurement Instruments ( 2.93% )
ikeGPS Group Ltd.
(a)
831,366 445,825
Medical Devices ( 0.57% )
Aroa Biosurgery Ltd.
(a)
145,000 87,379
Multi Asset Class Owners & Developers ( 1.91% )
Marsden Maritime Holdings Ltd. 81,425 291,957
P&C Insurance ( 0.76% )
Turners Automotive Group Ltd. 50,000 115,874
Packaged Food ( 1.03% )
Sanford Ltd.
(a)
60,000 156,643
Power Generation ( 7.24% )
Infratil Ltd. 208,975 1,103,073
Real Estate Services ( 1.92% )
Arvida Group Ltd. 309,925 292,420
Residential Owners & Developers ( 0.53% )
Winton Land Ltd.
(a)
50,000 80,217
Transport Operations & Services ( 16.01% )
Port of Tauranga Ltd. 55,000 241,571

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (99.73%) - (continued) Shares Fair Value
New Zealand ( 65.69%)
Transport Operations & Services (16.01%) - continued
South Port New Zealand Ltd. 436,010 $ 2,195,386
2,436,957
Wireline Telecommunications ( 2.61% )
Spark New Zealand Ltd. 123,808 397,984
Total New Zealand 10,004,275
Total Investments/Common Stocks — 99.73%
    (Cost $8,855,761) 15,187,591
Other Assets in Excess of Liabilities (0.27%) 41,109
NET ASSETS — 100.00% $ 15,228,700
(a) Non-income producing security.
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS ( 94.49% ) Shares Fair Value
Egypt ( 1.84% )
Banks ( 0.94% )
Commercial International Bank
Egypt SAE 16,333 $ 30,014
Other Commercial Support Services ( 0.90% )
Integrated Diagnostics Holdings
PLC 34,800 28,798
Total Egypt 58,812
Germany ( 0.13% )
Advertising & Marketing ( 0.13% )
Jumia Technologies AG - ADR
(a)
730 4,022
South Africa ( 89.51% )
Agricultural Producers ( 4.26% )
Astral Foods Ltd. 5,500 66,262
Crookes Brothers Ltd. 10,000 25,107
Oceana Group Ltd. 15,162 44,633
136,002
Airlines ( 0.00% )
Comair Ltd.
(a)(b)
227,570 —
Automotive Retailers ( 6.17% )
Barloworld Ltd. 7,900 43,595
Bidvest Group Ltd. 6,567 84,559
Motus Holdings Ltd. 10,200 68,865
197,019
Banks ( 18.00% )
Capitec Bank Holdings Ltd. 3,000 360,552
FirstRand Ltd. 16,100 63,692
Nedbank Group Ltd. 4,000 52,290
Standard Bank Group Ltd. - ADR 10,200 98,456
574,990
Basic & Diversified Chemicals ( 2.11% )
Sasol Ltd. - ADR
(a)
3,200 67,328
Building Construction ( 1.69% )
Wilson Bayly Holmes-Ovcon Ltd. 9,900 53,834
Cable & Satellite ( 1.24% )
MultiChoice Group Ltd. 5,500 39,420
Coal Mining ( 1.41% )
Exxaro Resources Ltd. 3,700 44,977
Food & Beverage Wholesalers ( 2.70% )
Bid Corp. Ltd. 4,667 86,097
Food & Drug Stores ( 3.76% )
Shoprite Holdings Ltd. - ADR 9,000 119,880

Africa Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (94.49%) - (continued) Shares Fair Value
South Africa ( 89.51%)
Home & Office Product Wholesalers ( 2.64% )
Alviva Holdings Ltd. 61,200 $ 84,280
Infrastructure Construction ( 1.63% )
Murray & Roberts Holdings
Ltd.
(a)
82,000 52,041
Institutional Brokerage ( 1.25% )
Coronation Fund Managers Ltd. 19,500 39,914
Internet Media & Services ( 4.60% )
Naspers Ltd., N Shares 1,040 146,948
Investment Companies ( 1.94% )
PSG Group Ltd.
(a)
11,600 61,871
Life & Health Insurance ( 1.27% )
Momentum Metropolitan
Holdings 46,000 40,625
Life Insurance ( 4.71% )
Clientele Ltd. 90,000 62,857
Discovery Ltd.
(a)
11,300 87,327
150,184
Marine Shipping ( 2.67% )
Grindrod Ltd. 160,000 85,157
Paper & Pulp Mills ( 1.97% )
Sappi Ltd.
(a)
19,000 62,925
Precious Metals ( 12.51% )
Anglo American Platinum Ltd. 1,100 84,387
AngloGold Ashanti Ltd. - ADR 3,000 44,130
Gold Fields Ltd. - ADR 8,700 80,039
Impala Platinum Holdings Ltd. 12,500 138,604
Sibanye Stillwater Ltd. 21,200 52,082
399,242
Renewable Energy Project Developers ( 1.87% )
Renergen Ltd.
(a)
28,000 59,641
Self-Storage Owners & Developers ( 1.85% )
Stor-Age Property REIT Ltd. 70,000 59,042
Specialty & Generic Pharmaceuticals ( 1.15% )
Aspen Pharmacare Holdings Ltd. 4,200 36,812
Specialty Apparel Stores ( 1.40% )
Mr. Price Group Ltd. 4,100 44,644
Wealth Management ( 1.55% )
Alexander Forbes Group
Holdings Ltd. 170,000 49,558
Wireless Telecommunications ( 5.16% )
MTN Group Ltd. - ADR 12,500 105,000

Africa Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (94.49%) - (continued) Shares Fair Value
South Africa ( 89.51%)
Wireless Telecommunications (5.16%) - continued
Vodacom Group Ltd. 7,200 $ 59,826
164,826
Total South Africa 2,857,257
United Kingdom ( 3.01% )
Health Care Facilities ( 1.78% )
Mediclinic International Ltd.
(a)
9,562 56,577
Precious Metals ( 1.23% )
Endeavour Mining PLC 2,000 39,380
Total United Kingdom 95,957
Total Common Stocks (Cost $3,064,658) 3,016,048
EXCHANGE-TRADED FUNDS ( 3.10% )
Global X MSCI Nigeria ETF 11,100 99,012
Total Exchange-Traded Funds (Cost $169,505) 99,012
MONEY MARKET FUNDS ( 2.10% )
Federated Hermes Government Obligations Fund, Institutional
Class, 1.77%
(c)
66,973 66,973
Total Money Market Funds (Cost $66,973) 66,973
Total Investments — 99.69%
    (Cost $3,301,136) 3,182,033
Other Assets in Excess of Liabilities (0.31%) 9,844
NET ASSETS — 100.00% $ 3,191,877
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.00% of the Fund's net assets.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

Commonwealth Japan Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS ( 95.44% ) Shares Fair Value
Japan ( 95.44% )
Advertising & Marketing ( 1.20% )
Direct Marketing MiX, Inc. 4,200 $ 65,386
Alcoholic Beverages ( 2.11% )
Kirin Holdings Co. Ltd. 7,000 115,139
Auto Parts ( 1.20% )
DENSO Corp. 1,200 65,635
Automotive Wholesalers ( 1.25% )
Toyota Tsusho Corp. 2,000 68,259
Basic & Diversified Chemicals ( 2.13% )
Mitsubishi Gas Chemical Co.,
Inc. 8,000 116,286
Building Construction ( 2.69% )
Kajima Corp. 12,850 146,693
Building Maintenance Services ( 1.26% )
Taihei Dengyo Kaisha Ltd. 3,000 68,692
Commercial & Residential Building Equipment & Systems
( 3.21% )
Daikin Industries Ltd. 1,000 175,379
Commercial Finance ( 4.95% )
Kyushu Leasing Service Co. Ltd. 13,000 56,720
ORIX Corp. 12,000 213,864
270,584
Consumer Electronics ( 1.09% )
Sony Group Corp. - ADR 700 59,773
Courier Services ( 2.24% )
Yamato Holdings Co. Ltd. 7,000 122,494
Diversified Industrials ( 2.32% )
Hitachi Ltd. 2,500 126,571
Electrical Power Equipment ( 2.15% )
Meidensha Corp. 7,600 117,630
Electronics Components ( 4.80% )
Murata Manufacturing Co. Ltd. 1,000 58,411
Nidec Corp. 1,400 97,292
Taiyo Yuden Co. Ltd. 3,000 106,621
262,324
Factory Automation Equipment ( 1.90% )
FANUC Corp. 600 103,478
Food & Beverage Wholesalers ( 2.48% )
ITOCHU Corp. - ADR 1,400 81,480
Yamae Group Holdings Co. Ltd.
(a)
5,200 53,762
135,242

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (95.44%) - (continued) Shares Fair Value
Japan ( 95.44%)
Food & Drug Stores ( 2.06% )
Sugi Holdings Company Ltd. 2,500 $ 112,786
Health Care Supplies ( 4.40% )
Hoya Corp. 2,400 240,462
Home Products Stores ( 1.55% )
Nitori Holdings Co. Ltd. 800 84,640
Infrastructure Construction ( 0.84% )
Takada Corp. 6,000 45,971
Integrated Electric Utilities ( 0.93% )
The Kansai Electric Power Co,
Inc.
(a)
5,000 50,694
IT Services ( 2.83% )
INES Corp. 5,000 60,888
Otsuka Corp. 3,000 93,558
154,446
Life Insurance ( 5.57% )
Dai-ichi Life Insurance Co. Ltd. 11,000 191,346
T&D Holdings, Inc. 10,000 113,181
304,527
Logistics Services ( 1.64% )
Nippon Express Holdings Co.
Ltd. 1,500 89,634
Mass Merchants ( 1.34% )
Aeon Kyushu Co. Ltd. 4,500 72,931
Medical Devices ( 10.79% )
Asahi Intecc Co. Ltd. 18,000 333,002
Terumo Corp. 7,500 256,079
589,081
Multi Asset Class Owners & Developers ( 4.24% )
Mitsui Fudosan Company Ltd. 3,000 67,049
Sumitomo Realty & Development
Co. Ltd. 4,000 110,453
Tokyu Fudosan Holdings Corp. 10,000 54,190
231,692
Other Machinery & Equipment ( 1.16% )
Makita Corp. 2,600 63,540
P&C Insurance ( 1.23% )
Sompo Holdings Inc.
(a)
1,500 66,947
Personal Care Products ( 4.78% )
Kao Corp. 1,000 43,495
Unicharm Corp. 6,000 217,335
260,830

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (95.44%) - (continued) Shares Fair Value
Japan ( 95.44%)
Specialty Apparel Stores ( 2.22% )
Fast Retailing Co. Ltd. 200 $ 121,119
Specialty Chemicals ( 4.33% )
JSR Corp. 3,000 83,095
Shin-Etsu Chemical Co. Ltd. 1,200 153,714
236,809
Transit Services ( 7.38% )
Daiichi Koutsu Sangyo Co. Ltd. 7,200 39,177
East Japan Railway Co. 1,500 78,311
Hankyu Hanshin Holdings, Inc. 4,400 127,631
Keikyu Corp. 6,500 72,194
Tobu Railway Co. Ltd. 3,600 85,482
402,795
Wireless Telecommunications ( 1.17% )
KDDI Corp. 2,000 64,125
Total Common Stocks (Cost $3,797,032) 5,212,594
MONEY MARKET FUNDS ( 3.25% )
Federated Hermes Government Obligations Fund, Institutional
Class, 1.77%
(b)
177,517 177,517
Total Money Market Funds (Cost $177,517) 177,517
Total Investments — 98.69%
    (Cost $3,974,549) 5,390,111
Other Assets in Excess of Liabilities (1.31%) 71,551
NET ASSETS — 100.00% $ 5,461,662
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt

Commonwealth Global Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS ( 98.23% ) Shares Fair Value
Chile ( 1.04% )
Alcoholic Beverages ( 1.04% )
Cia Cervecerias Unidas SA - ADR 14,401 $ 166,188
Denmark ( 1.45% )
Large Pharmaceuticals ( 1.45% )
Novo Nordisk A/S - ADR 2,000 232,120
France ( 1.86% )
Basic & Diversified Chemicals ( 1.86% )
Arkema SA - ADR 3,130 297,162
Germany ( 3.56% )
Automobiles ( 1.12% )
Porsche Automobil Holding SE - ADR 25,000 179,625
Diversified Industrials ( 2.44% )
Siemens AG - ADR 7,000 390,180
Total Germany 569,805
India ( 3.14% )
Banks ( 3.14% )
HDFC Bank Ltd. - ADR 8,000 502,400
Ireland ( 0.46% )
Airlines ( 0.46% )
Ryanair Holdings PLC - ADR
(a)
1,000 73,000
Israel ( 3.61% )
Application Software ( 3.61% )
NICE-Systems Ltd. - ADR
(a)
2,700 577,854
Japan ( 4.95% )
Consumer Electronics ( 2.67% )
Sony Group Corp. - ADR 5,000 426,950
Electronics Components ( 2.28% )
Nidec Corp. 21,000 364,140
Total Japan 791,090
Mexico ( 1.18% )
Wireless Telecommunications ( 1.18% )
Américan Móvil S.A.B. de C.V., Class L - ADR 10,000 189,300
Norway ( 2.65% )
P&C Insurance ( 2.65% )
Gjensidige Forsikring ASA - ADR 20,000 424,000
Panama ( 1.26% )
Airlines ( 1.26% )
Copa Holdings, SA, Class A
(a)
3,000 201,660

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (98.23%) - (continued) Shares Fair Value
South Africa ( 2.00% )
Food & Drug Stores ( 2.00% )
Shoprite Holdings Ltd. - ADR 24,000 $ 319,680
Switzerland ( 6.75% )
Large Pharmaceuticals ( 3.11% )
Roche Holding AG - ADR 12,000 497,640
Packaged Food ( 3.64% )
Nestlé SA - ADR 4,750 583,585
Total Switzerland 1,081,225
Taiwan Province of China
( 0.94% )
Semiconductor Manufacturing ( 0.94% )
United Microelectronics Corp. - ADR
(a)
22,000 150,040
United Kingdom ( 13.06% )
Alcoholic Beverages ( 3.35% )
Diageo PLC - ADR 2,800 535,920
Integrated Oils ( 0.33% )
BP PLC - ADR 1,800 52,884
Large Pharma ( 1.79% )
GSK PLC - ADR
(a)
6,800 286,756
Large Pharmaceuticals ( 3.32% )
AstraZeneca PLC - ADR 8,000 529,840
Personal Care Products ( 3.11% )
Haleon PLC - ADR
(a)
8,500 59,755
Unilever PLC - ADR 9,000 437,940
497,695
Publishing ( 1.16% )
Pearson PLC - ADR 20,000 185,200
Total United Kingdom 2,088,295
United States ( 50.32% )
Agricultural Chemicals ( 0.61% )
Mosaic Co. (The) 1,850 97,421
Auto Parts ( 2.70% )
Miller Industries, Inc. 18,000 432,540
Automotive Retailers ( 4.31% )
Group 1 Automotive, Inc. 3,900 689,988
Communications Equipment ( 4.99% )
Apple, Inc. 4,900 796,298
Computer Hardware & Storage ( 3.57% )
NetApp, Inc. 8,000 570,640

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (98.23%) - (continued) Shares Fair Value
United States ( 50.32%)
Construction & Mining Machinery ( 1.49% )
Caterpillar, Inc. 1,200 $ 237,900
Containers & Packaging ( 2.10% )
Amcor PLC 26,000 336,700
Courier Services ( 1.09% )
FedEx Corp. 750 174,818
Diversified Banks ( 1.51% )
JPMorgan Chase & Co. 2,100 242,256
Electrical Power Equipment ( 0.67% )
Generac Holdings, Inc.
(a)
400 107,320
Film & TV ( 1.99% )
Walt Disney Co. (The)
(a)
3,000 318,300
Infrastructure Software ( 2.63% )
Microsoft Corp. 1,500 421,110
Integrated Oils ( 3.58% )
Chevron Corp. 3,500 573,230
Life Science & Diagnostics ( 5.05% )
Thermo Fisher Scientific, Inc. 1,350 807,853
Medical Equipment ( 1.13% )
Dentsply Sirona, Inc. 5,000 180,800
Oilfield Services & Equipment ( 0.73% )
Natural Gas Services Group, Inc.
(a)
5,000 50,250
Schlumberger Ltd. 1,800 66,654
116,904
Personal Care Products ( 2.69% )
Procter & Gamble Co. (The) 3,100 430,621
Rail Freight ( 3.77% )
Norfolk Southern Corp. 2,400 602,808
Semiconductor Devices ( 2.45% )
Skyworks Solutions, Inc. 3,600 391,968
Video Games ( 1.64% )
Electronic Arts, Inc. 2,000 262,460
Wireless Telecommunications ( 1.62% )
KVH Industries, Inc.
(a)
30,000 258,600
Total United States 8,050,535
Total Common Stocks (Cost $8,575,144) 15,714,354

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
MONEY MARKET FUNDS ( 0.35% ) Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 1.77%
(b)
55,529 $ 55,529
Total Money Market Funds (Cost $55,529) 55,529
Total Investments — 98.58%
    (Cost $8,630,673) 15,769,883
Other Assets in Excess of Liabilities (1.42%) 226,538
NET ASSETS — 100.00% $ 15,996,421
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt

Commonwealth Real Estate Securities Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS ( 96.06% ) Shares Fair Value
Agricultural Producers ( 0.63% )
BrasilAgro - Company Brasileira
de Propriedades Agricolas
- ADR 17,432 $ 81,059
Banks ( 1.73% )
Harleysville Financial Corp. 8,675 223,381
Building Construction ( 1.54% )
Kajima Corp. - ADR 10,000 113,431
Lendlease Group - ADR 11,900 86,275
199,706
Building Materials ( 9.23% )
James Hardie Industries PLC
- ADR 25,000 621,000
Tecnoglass, Inc. 25,634 574,458
1,195,458
Cement & Aggregates ( 3.65% )
Cemex S.A.B. de C.V. - ADR
(a)
30,000 120,300
CRH PLC - ADR 3,000 115,770
Summit Materials, Inc., Class A
(a)
8,535 234,798
470,868
Commercial & Residential Building Equipment & Systems
( 3.15% )
Lennox International, Inc. 1,700 407,201
Data Center REITs ( 4.54% )
Digital Realty Trust, Inc. 3,368 446,092
Equinix, Inc. 200 140,748
586,840
Health Care REITs ( 2.48% )
Ventas, Inc. 2,750 147,895
Welltower, Inc. 2,000 172,680
320,575
Home Products Stores ( 3.85% )
Lowe's Cos., Inc. 2,600 497,978
Homebuilding ( 7.34% )
D.R. Horton, Inc. 5,000 390,150
Lennar Corp., Class A 4,000 340,000
NVR, Inc.
(a)
50 219,655
949,805
Hotels Resorts & Cruise Lines ( 2.85% )
InterContinental Hotels Group
PLC - ADR
(a)
6,103 368,072
Industrial Machinery ( 1.29% )
Techtronic Industries Company
Ltd. - ADR 3,000 166,590

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (96.06%) - continued Shares Fair Value
Industrial REITs ( 5.69% )
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 7,600 $ 274,284
Prologis, Inc. 2,000 265,120
STAG Industrial, Inc. 6,000 196,680
736,084
Infrastructure REITs ( 13.22% )
American Tower Corp., Class A 2,500 677,075
Crown Castle International Corp. 2,000 361,320
SBA Communications Corp.,
Class A 2,000 671,579
1,709,974
Mortgage Finance ( 2.55% )
Ladder Capital Corp. 27,804 330,312
Mortgage REITs ( 1.06% )
Ares Commercial Real Estate
Corp. 10,000 137,000
Multi Asset Class REITs ( 4.12% )
Washington Real Estate
Investment Trust 6,000 133,020
WP Carey, Inc. 4,470 399,171
532,191
Office REITs ( 5.38% )
Alexandria Real Estate Equities,
Inc. 2,850 472,473
Boston Properties, Inc. 2,450 223,342
695,815
Residential Owners & Developers ( 0.85% )
Cyrela Brazil Realty SA - ADR 44,000 110,220
Residential REITs ( 2.51% )
AvalonBay Communities, Inc. 1,000 213,940
Mid-America Apartment
Communities, Inc. 600 111,438
325,378
Retail REITs ( 4.56% )
Kite Realty Group Trust 9,000 179,010
National Retail Properties, Inc. 4,000 190,440
STORE Capital Corp. 7,600 220,552
590,002
Self-Storage REITs ( 5.33% )
Extra Space Storage, Inc. 2,500 473,800
Global Self Storage, Inc. 39,000 215,670
689,470
Specialized REITs ( 6.62% )
Charter Hall Education Trust 92,411 244,070
Gladstone Land Corp. 9,700 262,967

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS (96.06%) - continued Shares Fair Value
Specialized REITs (6.62%) - continued
Iron Mountain, Inc. 7,200 $ 349,128
856,165
Transport Operations & Services ( 1.89% )
Grupo Aeroportuario del Sureste
S.A.B. de C.V. - ADR 1,300 244,153
Total Common Stocks (Cost $7,100,064) 12,424,297
MONEY MARKET FUNDS ( 2.91% )
Federated Hermes Government Obligations Fund, Institutional
Class, 1.77%
(b)
375,888 375,888
Total Money Market Funds (Cost $375,888) 375,888
Total Investments — 98.97%
    (Cost $7,475,952) 12,800,185
Other Assets in Excess of Liabilities (1.03%) 132,632
NET ASSETS — 100.00% $ 12,932,817
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust